1. Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

            In May 2014, the FASB issued Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers." The update supersedes revenue recognition requirements in Topic 605, "Revenue Recognition," including most industry-specific revenue guidance in the FASB Accounting Standards Codification. The new guidance stipulates that an entity should recognize revenue to depict the transfer of promised goods or services to customers is an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance provides specific steps that entities should apply in order to achieve this principle. The amendments are effective for interim and annual periods beginning after December 15, 2017. Adoption is allowed by either the full retrospective or modified retrospective approach. The Company adopted this standard as of January 1, 2018 using the modified retrospective approach. The Company evaluated all if its revenue streams under the new model and determined that the standard will not materially impact the amount and timing of revenue recognition in the Company’s consolidated financial statements.

            In February 2016, the FASB issued ASU 2016-01, "Leases." The ASU requires lessees to recognize lease assets and lease liabilities on the balance sheet. Lessor accounting is largely unchanged by the ASU, however disclosures about cash flows arising from leases are required of both lessees and lessors. The disclosures include qualitative and quantitative requirements, providing information about the amounts recorded in the financial statements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company is currently evaluating the impact this accounting standard is expected to have on our consolidated financial statements.

            In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses”. This ASU amends existing guidance to replace current generally accepted accounting principles used to measure a reporting company’s credit losses. The objective of the update is to provide financial statement users with more information regarding the expected credit losses on commitments to extend credit held by a reporting company at each reporting date. Amendments in the update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of information that supports credit loss estimates. The ASU is effective for annual and interim periods beginning after December 15, 2019. The Company is currently evaluating the impact this accounting standard is expected to have on our consolidated financial statements.

            In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”. This update requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The Company does not expect implementation of this standard to have a material impact on our consolidated financial statements.

            In February 2018, the FASB issued ASU 2018-02, “Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”. This update allows for a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from tax effects resulting from the reduction of the federal corporate income tax rate pursuant to enactment of the Tax Cuts and Jobs Act. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted and is to be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company adopted ASU 2018-02 in the first quarter of 2018, resulting in a $.8 million reclassification from accumulated other comprehensive income to retained earnings on the consolidated statement of financial condition and the consolidated statement of comprehensive income.